Subsequent Events (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013
Subsequent Event [Line Items]
Total Cash Distribution	$ 421,686	$ 423,134	$ 413,477	$ 385,167	$ 1,643,464
December 2013 [Member]
Subsequent Event [Line Items]
Distributions Declared Daily For For Month Listed					December 2013
Date Paid					Jan. 02, 2014
Total Cash Distribution					143,504
January 2014 [Member]
Subsequent Event [Line Items]
Distributions Declared Daily For For Month Listed					January 2014
Date Paid					Feb. 03, 2014
Total Cash Distribution					$ 143,504